Related party transactions - Schedule of major related parties and their relationships (Details) - Related Party	12 Months Ended
Dec. 31, 2024
Tencent Holdings Limited ("Tencent Group")
Related Party Transaction [Line Items]
Nature of company relationship with the group	Parent company of one of our ordinary shareholders
Wuhan Shayu Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Nature of company relationship with the group	An investee of the Group